Stockholders' Equity (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Sep. 29, 2019	Aug. 31, 2019	Dec. 31, 2017
Sale of preferred stock, number of preferred shares sold
Preferred stock, shares issued
Preferred stock, shares outstanding
Repayment made directly by investor for clinical trial expenses		$ 210,832
Amount paid included in prepaid expense and other current assets	$ 180,119	$ 180,119
Common stock, forfeited
Preferred stock, shares authorized	1,000,000	1,000,000		10,000,000		10,000,000	10,000,000
Common stock, shares authorized	100,000,000	100,000,000		350,000,000		350,000,000	43,261,049
PoC Capital [Member] | Pledge Agreement [Member]
Maximum revolving line of credit	$ 900,000	$ 900,000			$ 1,800,000
PoC Capital [Member] | Pledge Agreement [Member] | Until Certain Milestones Payment [Member]
Common stock, forfeited	396,476
Warrants, forfeited	396,476
PoC Capital [Member] | CRO [Member]
Payment for subscription receivable		$ 689,168